Financing Arrangements (Details)							1 Months Ended					12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Apr. 10, 2023 USD ($) $ / shares shares	Jan. 01, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 22, 2022 USD ($)	Dec. 31, 2021 USD ($)	Apr. 30, 2023 USD ($) $ / shares shares	Oct. 31, 2022 USD ($)	May 31, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	May 05, 2025	Jun. 30, 2023 USD ($)
Debt Instrument [Line Items]
Common stock, par or stated value per share | $ / shares	$ 10											$ 10
Debt instrument, face amount	$ 500,000											$ 500,000
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001			$ 0.0001								$ 0.0001	$ 0.0001
Warrants expire	5 years											5 years
One Energy Enterprises Inc [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, shares issued | shares		33,526
Debt instrument, face amount		$ 1,000,000		$ 491,235			$ 1,000,000						$ 491,235
Debt instrument, maturity date		Dec. 31, 2024	Jan. 01, 2023
Debt instrument, fee amount	$ 275,393	$ 5,830,700		$ 2,120,690								$ 275,393	2,120,690
Debt in equity contribution		50,000,000
Borrowed additional fund from share holder		3,220,000
Payments of debt costs		$ 2,425,000
Debt instrument, interest rate, stated percentage	0.00%	25.00%										0.00%
Notes payable	$ 2,000,000					$ 2,000,000						$ 2,000,000		$ 2,000,000
Debt instrument, term	3 years
debt forgiveness														$ 72,621,827
Debt instrument, convertible, conversion ratio														1
Balance of notes payable			$ 15,000,000
Interest rate on notes payable			5.00%
Debt instrument convertible value												15,000,000
Debt Instrument Forgiven Treated as Capital Contribution												955,479
Debt instrument accrued interest converted into equity		$ 2,667,175
OEE Buyer LLC related party [Member] | One Energy Enterprises Inc [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		15,000,000
Institutional Investor Mortgage [Member] | One Energy Enterprises Inc [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 3,000,000											3,000,000
OECC Fleet Alpha LLC [Member] | One Energy Enterprises Inc [Member] | OEE ClassA Common Stock [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, warrants or options issued | shares										4,300
Debt conversion, converted instrument purchase price | $ / shares										$ 0.0001
Warrants expire										10 years
Debt conversion, converted instrument, expiration or due date										Jun. 30, 2031
OECC Fleet Alpha LLC [Member] | One Energy Enterprises Inc [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument, face amount						$ 1,500,000		$ 750,000			$ 11,500,000			$ 1,500,000		$ 2,000,000
Debt instrument, maturity date								Sep. 30, 2037		Sep. 30, 2037
Debt instrument, interest rate, stated percentage								8.00%			6.85%
Loan processing fee								$ 0		$ 56,400	$ 265,000
Debt instrument, covenant description											The loan also contains financial and operating performance covenants, including the maintenance of restricted cash reserves that could limit distributions to members
Debt instrument, frequency of periodic payment											quarterly
Debt instrument, interest rate, increase (decrease)										8.00%
Debt instrument, periodic payment								$ 428,188
Private Investors [Member] | One Energy Enterprises Inc [Member] | Unsecured Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage															25.00%
Private Investors [Member] | One Energy Enterprises Inc [Member] | Unsecured Debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage															8.00%
Private Investor Stockholder [Member] | One Energy Enterprises Inc [Member] | OEE ClassA Common Stock [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, warrants or options issued | shares									4,350
Debt conversion, converted instrument purchase price | $ / shares									$ 0.0001
Warrants expire									10 years
Debt conversion, converted instrument, expiration or due date									May 31, 2032
Warrants and rights outstanding									$ 103,517
Private Investor Board [Member] | One Energy Enterprises Inc [Member] | Debt to preferred stock [Member]
Debt Instrument [Line Items]
Debt conversion, original debt, amount					$ 1,000,000
Generating proceeds					$ 10,000,000
Stockholder Debt [Member] | One Energy Enterprises Inc [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		$ 5,000,000
Equipment Loans [Member] | One Energy Enterprises Inc [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date, description				mature at various dates between February 2027 and July 2027
Long-term debt, fair value	$ 339,300			$ 441,868								$ 339,300	$ 441,868
Equipment Loans [Member] | One Energy Enterprises Inc [Member] | Secured Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				7.00%									7.00%
Equipment Loans [Member] | One Energy Enterprises Inc [Member] | Secured Debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				5.10%									5.10%
Class A Ordinary Shares [Member]
Debt Instrument [Line Items]
Common stock, par or stated value per share | $ / shares	$ 0.0001			$ 0.0001								$ 0.0001	$ 0.0001
Class A Ordinary Shares [Member] | One Energy Enterprises Inc [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, shares issued | shares		5,961										0	33,526
Common stock, par or stated value per share | $ / shares	0.0001	$ 447.41		$ 0.0001								$ 0.0001	$ 0.0001
Conversion of accrued interest into common stock		$ 2,252,445
Capital contribution debt forgiveness 3		$ 2,333,873
Stock issued during the period conversion of convertible securities | shares		12,666,126
Capital contribution debt forgiveness 2		$ 414,731
Class A Ordinary Shares [Member] | OEE Buyer LLC related party [Member] | One Energy Enterprises Inc [Member] | Debt Restructuring Agreement [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion ratio						1.01
Series A Preferred Stock [Member] | One Energy Enterprises Inc [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, shares issued | shares		2,235					2,235
Common stock, par or stated value per share | $ / shares							$ 447.41
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 447.41										$ 0.0001